COLT 2026-7 Mortgage Loan Trust ABS-15G

Exhibit 99.20

Loan ID	Deal ID	Seller Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
XXXX	4350122774		Qualifying Value	XXXX	XXXX	Qualifying Value of $XXXX based on lower purchase price